Tax (Tables)	12 Months Ended
Dec. 31, 2019
Tax
Schedule of income tax expense
	December 31,	December 31,
	2019	2018
Current income tax	$10,712	$-
Deferred tax expense	-	-
Income tax expense	10,712	-

Summary of reconciliation between the statutory EIT
	December 31,	December 31,
	2019	2018
Income before income taxes	$410,212	$(289,585)
Tax rate	25%	25%
Provision for income taxes at the statutory tax rate	102,553	(72,396)
Change in valuation allowance	(64,378)	72,396
US GAAP adjustment	(300,485)	-
Permanent difference	271,110	-
Effect of different local tax rates	1,912	-
Income tax expense	$10,712	$-

Schedule of Deferred tax assets
	December 31,	December 31,
	2019	2018
Deferred tax asset	71,413	$137,297
Valuation allowance	(71,413)	(137,297)
Net deferred tax asset	-	-